Accounts and Other Receivables and Contract Assets - Summary of Detailed Information About Movements In Provision for Impairment Losses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
At the beginning of the year	¥ 688,378	¥ 401,626	¥ 252,324
Impairment loss recognized in the consolidated statement of comprehensive income	991,903	1,499,344	794,116
Written off during the year	(1,083,618)	(1,283,858)	(839,243)
Recovery of receivables written off previously	34,185	71,266	194,429
At the end of the year	¥ 630,848	¥ 688,378	¥ 401,626